Use of Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Exceptional income tax income		$ 830
Federal income tax rate		35.00%
US tax reform [member]
Disclosure of changes in accounting estimates [line items]
Exceptional income tax income		$ 1,800
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of changes in accounting estimates [line items]
Federal income tax rate	21.00%